                        SUPPLEMENT DATED JANUARY 22, 2002
                                  TO PROSPECTUS
                                DATED MAY 1, 2001
                                       for
                    VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                                    Issued by
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                       and
                        WRL SERIES LIFE CORPORATE ACCOUNT

This supplement contains additional information and should be read and retained along with the prospectus dated May 1, 2001.

The following fund is added to the cover page:

Vanguard Variable Insurance Fund

Vanguard VIF REIT Index Portfolio


The table on page 9 and 10 entitled "Portfolio Expenses" is amended to add the following:

                                Management Fee      Other         Total Annual
                                                    Expenses      Expenses
Portfolio
Vanguard VIF REIT Index         0.40%               0.07%         0.47%

The table on page 13 entitled "Average Annual Compounded Rates of Return for the Periods Ended December 31, 2000" is amended to add the following:

                                                                      10 years or
                                                                      Since
Portfolio (date of inception)            1 year        5 years        Inception*
Vanguard VIF REIT Index (2/9/99)         26.29%        NA             11.76%*

The following is inserted into the table on page 22:


----------------------------------------------------------------------------------------------------------
Vanguard VIF REIT Index Portfolio is managed by      -    REIT INDEX seeks to provide a high level of
Vanguard's Quantitative Equity Group                      income and moderate long-term growth of capital
                                                          by investing in the stocks of real estate
                                                          properties investment trusts (REITs), which own
                                                          office buildings, hotels, shopping centers and
                                                          other properties.
----------------------------------------------------------------------------------------------------------